Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	83 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Impact Shares YWCA Women's Empowerment ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	16.40%	14.34%
Impact Shares NAACP Minority Empowerment ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%	16.73%		14.27%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%	16.30%	13.56%	13.62%
Morningstar US Large-Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.39%	16.30%	13.69%	13.75%
Morningstar Women's Empowerment Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	14.71%	12.95%
Morningstar Minority Empowerment Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	14.44%		11.59%